Inventory (Tables)	12 Months Ended
Jun. 30, 2024
Inventory
Schedule of inventory
	June 30, 2024	June 30, 2023
Raw materials	$465,535	$-
Finished goods	966,021	4,804,299
	$1,431,556	$4,804,299